1414930

07080073

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

MAIL PROCESSING SECTION
RECEIVED
OCT 09 2007
WASHINGTON, D.C.
210

FORM D

NOTICE OF SALE OF SECURITIES PURSUANT TO REGULATION D, SECTION 4(6), AND/OR UNIFORM LIMITED OFFERING EXEMPTION

Name of Offering: ADROIT VENTURES, INC.

Filing Under: Rule 504

Type of Filing: New Filing

PROCESSED
OCT 17 2007
THOMSON
FINANCIAL

A. BASIC IDENTIFICATION DATA

1. Information requested about the issuer

Name of Issuer: ADROIT VENTURES, INC.

Address (Exec Office): 9416 Churchill Downs Drive, Las Vegas, Nevada 89117
(702) 869-6681

Operations Address: 9416 Churchill Downs Drive, Las Vegas, Nevada 89117
(702) 869-6681

Brief Description of Business:
Adroit Ventures, Inc. acts as a business incubator with access to business ventures made available by and through its pending option agreement to acquire 75% of The Ashdale Group, Inc., a private business consulting firm that accepts equity in lieu of payment for business intermediation services. If viable ventures are found and initially "developed for equity", Adroit shall then seek to capitalize upon the business franchise value through subsequent growth financing, mergers and/or resale.

Business Type: Corporation

Date of Incorporation: 12-31-98

Notice of filing: This filing was completed and forwarded to the U.S. Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, D.C. 20549 (five copies), on the 10th of July, 1999. RESENT 10-2-07

Filing Fee: There was no federal filing fee.

State Disclosures: They have been filed where required (Illinois).

A. BASIC IDENTIFICATION DATA

2. The following represents the required issuer information regarding:
   - Each promoter of the issuer, if the issuer has been organized within the past five years;
   - Each beneficial owner having the power to vote or dispose, or direct the vote or disposition of, 10% or more of a class of equity securities of the issuer;
   - Each executive officer and director of corporate issuers and of corporate general and managing partners of partnership issuers; and
   - Each general and managing partner of partnership issuers.

George R. Boraiko	Beneficial Owner	Pre-offering – 88.33%	Post-offering – 26.50%
	+ Indirect Owner	Pre-offering – 0	Post-offering – 5.83%
	Totals	Pre-offering – 88.33%	Post-offering – 32.33%

Mr. Boraiko holds the Executive Officer positions of President and Treasurer

Mr. Boraiko is a Director

Barbara B. Schweppe	Beneficial Owner	Pre-offering – 11.67%	Post-offering – 7.00%
	+ Indirect Owner	Pre-offering – 0	Post-offering – 2.33%
	Totals	Pre-offering – 11.67%	Post-offering – 9.33%

Ms. Schweppe holds the Executive Officer positions of VP and Secretary

Ms. Schweppe is a Director

There are no other promoters, executive officers, managing partners, directors or holders of more than 10% of our only class of equity securities.

B. INFORMATION ABOUT OFFERING

1. Yes, the issuer does intend to sell to non-accredited investors in this offering pursuant to appropriate risk disclosure documents, an investor questionnaire and management's assurance of the risk tolerance of such individuals on a case by case basis.
2. The minimum investment that will be accepted from any investor is $50,000.
3. Yes, the offering does permit joint ownership of a single unit
4. No person has been or will be paid or given, directly or indirectly, any commission or similar remuneration for solicitation of purchasers in connection with sales of securities in the offering

C. OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES AND USE OF PROCEEDS

1. Below is the aggregate offering price of securities included in this offering and the total amount already sold.

		Aggregate Offering Price	Amount Already Sold
Type of Security:	Equity	$1,000,000.00	$5,000.00

2. One joint accredited investor (referenced above) has subscribed to an aggregate dollar amount of $50,000 for the purchase of common shares in this offering. Their current payment deposit is $5,000.00.

3. This filing is for an offering under Rule 504. No securities sales transpired during the twelve months preceding this offering. However, when the company was incorporated, shares were

issued to Officer/Directors for services rendered in the structuring and organization of the corporation.

4. a. Legal, accounting, printing and filing fees associated with the issuance and distribution of the securities in this offering totaled less than $500 and were paid by officers.

   b. Therefore the adjusted gross proceeds to the issuer will also be $1,000,000.00

5. Uses of the adjusted gross proceeds:

a.	Salaries and fees	-0-
b.	Purchase of real estate	-0-
c.	Purchase of machinery/equipment	-0-
d.	Acquisitions (option consideration)	$100,000
e.	Debt repayment	-0-
f.	Working capital	$900,000
	Totals	$1,000,000

D. FEDERAL SIGNATURE

The issuer has duly caused this notice to be signed by the undersigned duly authorized person.

Issuer: ADROIT VENTURES, INC.

Signature: ______________________

Signor's name: George R. Boraiko

Signor's title: President, Director, CEO

Intentional misstatements or omissions of fact constitute federal criminal violations.

E. STATE SIGNATURE

1. No party described in 17 CFR 230.262 is presently subject to any of the disqualification provisions of the rule.
2. The undersigned agrees to furnish a copy of this Form D notice to any state administrator who requests it. However, the issuer has already met the disclosure requirements of each state pursuant to notice and disclosure.
3. The undersigned issuer hereby agrees to furnish to the state administrators, upon written request, information furnished by the issuer to offerees.
4. The undersigned issuer represents that the issuer is familiar with the conditions that must be satisfied to be entitled to the Uniform limited Offering Exemption (ULOE) of the state in which this notice is filed and understands that the issuer claiming the availability of this exemption has the burden of establishing that these conditions have been satisfied.

The issuer has read this notification and knows the contents to be true and has duly caused this notice to be signed on its behalf by the undersigned duly authorized person.

Issuer: ADROIT VENTURES, INC.

Signature: ______________________

Signor's name: George R. Boraiko

Signor's title: President, Director, CEO

F. ADDENDUM

The following table illustrates the intended offering exposure of the present common stock issue:

State *	Accredited Investors	Non-accredited Investors	Amount Offered Per Subscriber
Florida	10	2	$50,000
Nevada	4	0	$50,000
Illinois	15	4	$50,000
*Great Britain (UK)	3	1	$50,000

END